Net Loss Per Common Share	3 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Net Loss Per Common Share

Note 15 – Net Loss per Common Share

Basic loss per common share is calculated by dividing net loss available to common shareholders by the number of weighted average common shares issued and outstanding. Diluted loss per common share is calculated by dividing net loss available to common shareholders by the weighted average number of common shares issued and outstanding for the period, plus amounts representing the dilutive effect from the exercise of stock options and warrants, as applicable. The Company calculates dilutive potential common shares using the treasury stock method, which assumes the Company will use the proceeds from the exercise of stock options and warrants to repurchase shares of common stock to hold in its treasury stock reserves.

The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding as they would be anti-dilutive:

	March 31,
	2019	2018
Shares underlying warrants outstanding	6,642,344	7,099,010
Shares underlying options outstanding	7,495,128	6,474,527
Unvested restricted stock	444,313	753,528